Document and Entity Information	Sep. 10, 2020
Cover [Abstract]
Entity Registrant Name	TEGNA INC
Amendment Flag	false
Entity Central Index Key	0000039899
Document Type	8-K
Document Period End Date	Sep. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-6961
Entity Tax Identification Number	16-0442930
Entity Address, Address Line One	8350 Broad
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 2000
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102-5151
City Area Code	(703)
Local Phone Number	873-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	TGNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false